Shareholder Report, Average Annual Return (Details) ITGS_MassMutual Short-Duration Bond Fund_Class R4_TSR Annual {Class R4}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4 - without sales charge
Average Annual Return, Percent	5.17%	2.23%	2.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent	4.14%	1.78%	1.92%